NOTE 6. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of inventories
	December 31,
	2012	2011

Commercial vehicles	$5,747	$1,719
Parts and accessories	981	810
Total	$6,728	$2,529